Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000007054 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 21,677	$ 21,677	$ 21,677	$ 18,939	$ 16,126	$ 19,423	$ 17,024	$ 14,643	$ 12,035	$ 12,403	$ 10,903	$ 10,037	$ 10,000
Average Annual Return, Percent	14.46%	8.16%	8.04%
C000007055 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 21,927	$ 21,927	$ 21,927	19,134	16,274	19,583	17,145	14,730	12,095	12,450	10,932	10,051	10,000
Average Annual Return, Percent	14.59%	8.28%	8.17%
C000007056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 10,975,632	$ 10,975,632	$ 10,975,632	9,577,064	8,144,975	9,797,428	8,579,024	7,369,947	6,051,140	6,226,518	5,468,636	5,025,830	5,000,000
Average Annual Return, Percent	14.60%	8.29%	8.18%
Bloomberg U S Aggregate Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Float Adjusted Index
Account Value	$ 11,476	$ 11,476	$ 11,476	11,326	10,726	12,338	12,536	11,635	10,687	10,695	10,321	10,044	10,000
Average Annual Return, Percent	1.33%	(0.27%)	1.39%
CRSP US Total Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Total Market Index
Account Value	$ 32,483	$ 32,483	$ 32,483	26,244	20,832	25,877	20,582	17,011	13,002	13,710	11,313	10,040	10,000
Average Annual Return, Percent	23.77%	13.81%	12.50%
Balanced Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Composite Index
Account Value	$ 22,367	$ 22,367	$ 22,367	$ 19,535	$ 16,600	$ 19,859	$ 17,376	$ 14,808	$ 12,150	$ 12,500	$ 10,971	$ 10,076	$ 10,000
Average Annual Return, Percent	14.49%	8.60%	8.38%